UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS OPPORTUNITY FUND


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (89.99%)

   AUTOMOTIVE - (6.91%)
       950,000      AutoNation, Inc.*.................................................................  $    16,226,000
       199,300      AutoZone, Inc.*...................................................................       15,395,925
                                                                                                        ---------------
                                                                                                             31,621,925
                                                                                                        ---------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (4.04%)
       100,000      Commerce Bancorp, Inc. ............................................................       5,520,000
       117,000      Golden West Financial Corp. .......................................................      12,981,150
                                                                                                        ---------------
                                                                                                             18,501,150
                                                                                                        ---------------
   BUILDING & HEAVY CONSTRUCTION - (0.13%)
        16,910      Tae Young Corp. ...................................................................         585,939
                                                                                                        ---------------
   BUILDING PRODUCTS - (1.11%)
       130,000      Home Depot, Inc. ..................................................................       5,096,000
                                                                                                        ---------------
   BUSINESS SERVICES - (0.61%)
        47,500      D&B Corp.*.........................................................................       2,788,250
                                                                                                        ---------------
   CHEMICALS - (2.36%)
       186,000      Sigma-Aldrich Corp. ...............................................................      10,787,070
                                                                                                        ---------------
   CONSUMER PRODUCTS - (0.63%)
        14,900      Amorepacific Corp. ................................................................       2,879,071
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.31%)
       155,000      Costco Wholesale Corp. ............................................................       6,436,375
        40,000      Kmart Holding Corp.*...............................................................       3,504,400
       364,000      99 Cents Only Stores*..............................................................       5,179,720
                                                                                                        ---------------
                                                                                                             15,120,495
                                                                                                        ---------------
   DISTRIBUTORS - (3.98%)
       344,000      Aramark Corp., Class B.............................................................       8,304,160
       330,000      Hughes Supply, Inc. ...............................................................       9,923,100
                                                                                                        ---------------
                                                                                                             18,227,260
                                                                                                        ---------------
   DIVERSIFIED - (4.82%)
       289,600      Groupe Bruxelles Lambert S.A. .....................................................      20,192,149
        35,070      Nong Shim Holdings Co., Ltd. ......................................................       1,866,948
                                                                                                        ---------------
                                                                                                             22,059,097
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.33%)
     2,230,000      Rentokil Initial PLC...............................................................       6,073,622
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (2.97%)
       442,500      Tyco International Ltd. ...........................................................      13,567,050
                                                                                                        ---------------
   ELECTRONICS - (5.81%)
       512,100      Agere Systems Inc., Class A*.......................................................         537,705
       317,900      Agilent Technologies, Inc.*........................................................       6,857,103
       173,000      Applied Materials, Inc.*...........................................................       2,853,635
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS OPPORTUNITY FUND - (Continued)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   ELECTRONICS - (Continued)
       243,000      Garmin Ltd. ....................................................................... $    10,508,535
       328,265      Taiwan Semiconductor Manufacturing Co. Ltd. .......................................         418,301
       753,697      Taiwan Semiconductor Manufacturing Co. Ltd., ADR...................................       5,381,397
                                                                                                        ---------------
                                                                                                             26,556,676
                                                                                                        ---------------
   ENERGY - (7.11%)
       320,000      Calpine Corp.*.....................................................................         928,000
        96,000      PetroChina Co. Ltd., ADR...........................................................       5,160,960
       314,000      Premcor Inc.*......................................................................      12,089,000
       242,000      Sempra Energy......................................................................       8,757,980
       156,500      Transocean Inc.*...................................................................       5,599,570
                                                                                                        ---------------
                                                                                                             32,535,510
                                                                                                        ---------------
   FINANCIAL SERVICES - (3.16%)
       209,880      JPMorgan Chase & Co. ..............................................................       8,338,532
       100,000      Providian Financial Corp.*.........................................................       1,554,000
        71,000      Takefuji Corp. ....................................................................       4,542,402
                                                                                                        ---------------
                                                                                                             14,434,934
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (4.80%)
        127,125     Heineken Holding NV, Class A.......................................................       3,416,036
         4,400      Lotte Chilsung Beverage Co., Ltd. .................................................       3,160,052
         5,160      Lotte Confectionery Co., Ltd. .....................................................       3,387,721
       186,000      McDonald's Corp. ..................................................................       5,213,580
       118,000      Unilever NV, CVA...................................................................       6,787,108
                                                                                                        ---------------
                                                                                                             21,964,497
                                                                                                        ---------------
   HOTELS & MOTELS - (0.52%)
        46,000      Marriott International, Inc., Class A..............................................       2,390,160
                                                                                                        ---------------
   INDUSTRIAL - (1.01%)
       100,000      Sealed Air Corp.*..................................................................       4,635,000
                                                                                                        ---------------
   INFORMATION/INFORMATION PROCESSING - (3.13%)
       581,000      Reynolds & Reynolds Co., Class A...................................................      14,333,270
                                                                                                        ---------------
   INSURANCE BROKERS - (0.95%)
        94,500      Marsh & McLennan Cos, Inc. ........................................................       4,324,320
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.23%)
         3,850      Julius Baer Holding, Ltd. AG.......................................................       1,057,226
                                                                                                        ---------------
   LIFE INSURANCE - (0.71%)
        83,000      AFLAC Inc. ........................................................................       3,254,430
                                                                                                        ---------------
   MANUFACTURING - (3.78%)
       283,030      Hunter Douglas NV..................................................................      13,000,229
        54,200      Mohawk Industries, Inc.*...........................................................       4,302,938
                                                                                                        ---------------
                                                                                                             17,303,167
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS OPPORTUNITY FUND - (Continued)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   MEDIA - (6.01%)
       305,000      Lagardere S.C.A. .................................................................. $    18,913,965
       920,000      WPP Group PLC......................................................................       8,566,031
                                                                                                        ---------------
                                                                                                             27,479,996
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (6.28%)
       188,500      AmerisourceBergen Corp. ...........................................................      10,124,335
        80,000      Cardinal Health, Inc. .............................................................       3,501,600
       104,900      Fisher Scientific International, Inc.*.............................................       6,118,817
        80,000      IDEXX Laboratories, Inc. ..........................................................       4,059,200
       166,000      Lincare Holdings Inc.*.............................................................       4,930,200
                                                                                                        ---------------
                                                                                                             28,734,152
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (1.23%)
        63,000      Cincinnati Financial Corp. ........................................................       2,595,915
        50,000      FPIC Insurance Group, Inc.*........................................................       1,295,750
         5,600      Markel Corp.*......................................................................       1,727,040
                                                                                                        ---------------
                                                                                                              5,618,705
                                                                                                        ---------------
   REINSURANCE - (2.29%)
        42,000      Everest Re Group, Ltd. ............................................................       3,121,860
       135,625      Transatlantic Holdings, Inc. ......................................................       7,371,219
                                                                                                        ---------------
                                                                                                             10,493,079
                                                                                                        ---------------
   RETAILING - (0.52%)
       288,000      WH Smith PLC.......................................................................       1,738,180
       400,000      WH Smith PLC, Class C..............................................................         626,156
                                                                                                        ---------------
                                                                                                              2,364,336
                                                                                                        ---------------
   TECHNOLOGY - (3.54%)
     1,815,302      Compal Electronics, Inc. ..........................................................       1,800,344
        37,000      Lexmark International, Inc., Class A*..............................................       3,108,370
       408,000      Microsoft Corp. ...................................................................      11,279,160
                                                                                                        ---------------
                                                                                                             16,187,874
                                                                                                        ---------------
   TELECOMMUNICATIONS - (6.71%)
     1,924,000       Covad Communications Group, Inc.*.................................................       3,241,940
       301,000       Motorola, Inc. ...................................................................       5,430,040
       367,500       Nokia Oyj.........................................................................       5,056,282
       750,000       Nokia Oyj, ADR....................................................................      10,290,000
       343,300       SK Telecom Co., Ltd., ADR.........................................................       6,677,185
                                                                                                        ---------------
                                                                                                             30,695,447
                                                                                                        ---------------

                             Total Common Stock - (identified cost $342,492,905).......................     411,669,708
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS OPPORTUNITY FUND  - (Continued)


Principal                                        Security                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (9.48%)

$   19,914,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $19,915,045
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $20,312,280)................................................ $    19,914,000
    23,436,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $23,437,237
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $23,904,720)................................................      23,436,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $43,350,000)...............      43,350,000
                                                                                                        ---------------

                        Total Investments - (99.47%) - (identified cost $385,842,905) - (a)............     455,019,708
                        Other Assets Less Liabilities - (0.53%)........................................       2,428,472
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   457,448,180
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $387,910,372. At September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    83,272,511
                        Unrealized depreciation........................................................     (16,163,175)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    67,109,336
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS GOVERNMENT BOND FUND


Principal                                                                                                     Value
========================================================================================================================
MORTGAGES - (41.36%)

   FANNIE MAE POOLS - (21.17%)
 $   2,950,937      5.00%, 08/01/11 Pool No. 357609.................................................... $     3,015,415
       892,102      6.00%, 10/01/16 Pool No. 615235....................................................         937,144
     7,961,970      6.00%, 09/01/17 Pool No. 665776....................................................       8,351,549
     2,041,697      6.50%, 06/01/31 Pool No. 589340....................................................       2,145,007
                                                                                                        ---------------
                        Total FANNIE MAE - (identified cost $14,422,887)...............................      14,449,115
                                                                                                        ---------------
   FREDDIE MAC POOLS - (15.50%)
     2,829,008      4.50%, 03/01/08 Pool No. M90803....................................................       2,904,967
     1,622,290      6.50%, 01/01/15 Pool No. G11063....................................................       1,722,953
     1,655,558      6.00%, 10/01/16 Pool No. E01054....................................................       1,739,329
     1,125,484      6.00%, 11/01/16 Pool No. E86208....................................................       1,182,433
     1,754,454      5.00%, 10/01/17 Pool No. E91955....................................................       1,784,227
     1,170,413      7.00%, 06/01/32 Pool No. C68162....................................................       1,241,071
                                                                                                        ---------------
                        Total FREDDIE MAC - (identified cost $10,502,013)..............................      10,574,980
                                                                                                        ---------------
   GINNIE MAE POOLS - (4.69%)
       609,194      6.00%, 11/15/16 Pool No. 538265....................................................         644,381
     2,459,082      6.00%, 02/15/33 Pool No. 607650....................................................       2,553,560
                                                                                                        ---------------
                        Total GINNIE MAE - (identified cost $3,206,882)................................       3,197,941
                                                                                                        ---------------

                             Total Mortgages - (identified cost $28,131,782)...........................      28,222,036
                                                                                                        ---------------

GOVERNMENT AGENCY NOTES - (57.04%)
     3,200,000      Fannie Mae, 6.00%, 12/15/05........................................................       3,333,888
     5,000,000      Fannie Mae, 7.125%, 03/15/07.......................................................       5,484,250
     2,000,000      Fannie Mae, 6.00%, 05/15/08........................................................       2,174,880
     2,500,000      Fannie Mae, 3.80%, 09/29/09........................................................       2,461,175
     5,000,000      Federal Farm Credit Bank, 1.70125%, 01/18/06 (b)...................................       4,999,450
     5,680,000      Federal Home Loan Bank, 6.875%, 08/15/05...........................................       5,900,952
     5,000,000      Federal Home Loan Bank, 3.875%, 08/22/08...........................................       5,004,600
     5,000,000      Freddie Mac, 5.50%, 07/15/06.......................................................       5,234,350
     4,340,000      Freddie Mac, 3.40%, 10/15/07.......................................................       4,329,497
                                                                                                        ---------------
                        Total Government Agency Notes - (identified cost $39,009,716)..................      38,923,042
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS GOVERNMENT BOND FUND - (Continued)


Principal                                                                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (5.87%)

$    1,840,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $1,840,097
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,876,800)................................................. $     1,840,000
     2,166,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $2,166,114
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,209,320).................................................       2,166,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $4,006,000)................       4,006,000
                                                                                                        ---------------

                        Total Investments - (104.27%) - (identified cost $71,147,498) - (a)............      71,151,078
                        Liabilities Less Other Assets - (4.27%)........................................      (2,911,872)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $    68,239,206
                                                                                                        ===============

(a)	Aggregate cost for Federal Income Tax purposes is $71,147,498.  At
September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $       158,497
                        Unrealized depreciation........................................................        (154,917)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $         3,580
                                                                                                        ===============

(b) The interest rates on floating rate securities, shown as of September 30, 2004, may change daily or less frequently and are based on indices of market interests rates.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND


Principal                                                                                                     Value
========================================================================================================================
FANNIE MAE - (32.02%)
$    6,148,000      Principal-Only Strip, 1.7802%, 11/15/04............................................ $     6,134,589
    12,500,000      1.76%, 11/12/04....................................................................      12,474,333
    10,000,000      1.65%, 11/22/04....................................................................       9,976,167
    20,000,000      1.78%, 12/13/04 (b)................................................................      19,999,659
     3,500,000      1.875%, 12/15/04...................................................................       3,500,675
    12,500,000      1.89%, 12/22/04....................................................................      12,446,187
    11,000,000      1.65%, 02/08/05 (c)................................................................      11,000,000
    19,000,000      1.75125%, 02/18/05 (b).............................................................      19,000,532
    20,000,000      1.40%, 02/25/05....................................................................      20,000,000
    12,500,000      2.00%, 03/23/05....................................................................      12,379,861
    22,000,000      1.785%, 04/28/05 (b)...............................................................      21,998,097
    10,000,000      1.40%, 05/03/05....................................................................      10,000,000
    12,000,000      1.485%, 07/06/05 (b)...............................................................      11,995,083
    22,000,000      1.77%, 07/26/05 (b)................................................................      21,996,375
     6,000,000      1.891%, 10/07/05 (b)...............................................................       6,001,216
                                                                                                        ---------------
                        Total FANNIE MAE - (identified cost $198,902,774)..............................     198,902,774
                                                                                                        ---------------
FEDERAL FARM CREDIT BANK - (3.70%)
    23,000,000      1.741%, 06/10/05 (b) - (identified cost $23,000,000)...............................      23,000,000
                                                                                                        ---------------

FEDERAL HOME LOAN BANK - (24.65%)
     2,100,000      4.125%, 11/15/04...................................................................       2,106,091
    10,000,000      1.831%, 12/17/04 (b)...............................................................       9,999,792
     8,000,000      1.53%, 01/05/05 (b)................................................................       7,999,894
     1,000,000      1.30%, 02/23/05....................................................................         999,385
    20,000,000      1.45%, 03/11/05....................................................................      20,000,000
    20,000,000      1.76%, 04/25/05 (b)................................................................      19,999,383
    20,000,000      1.30%, 04/27/05....................................................................      20,000,000
    10,000,000      1.55%, 05/06/05....................................................................      10,000,000
    20,000,000      1.75%, 07/26/05 (b)................................................................      19,996,714
    20,000,000      1.585%, 08/02/05 (b)...............................................................      19,997,014
    22,000,000      1.67875%, 09/16/05 (b).............................................................      21,991,962
                                                                                                        ---------------
                        Total Federal Home Loan Bank - (identified cost $153,090,235)..................     153,090,235
                                                                                                        ---------------
FREDDIE MAC - (5.02%)
    10,000,000      1.48%, 10/12/04....................................................................       9,995,478
     8,089,000      3.25%, 11/15/04....................................................................       8,103,964
     2,000,000      8.065%, 01/27/05...................................................................       2,039,032
    11,000,000      3.875%, 02/15/05...................................................................      11,074,808
                                                                                                        ---------------
                        Total FREDDIE MAC - (identified cost $31,213,282)..............................      31,213,282
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS GOVERNMENT MONEY MARKET FUND - (Continued)


Principal                                                                                                     Value
========================================================================================================================
SALLIE MAE - (1.29%)
$    8,000,000      1.811%, 10/21/04 (b) - (identified cost $7,999,958)................................ $     7,999,958
                                                                                                        ---------------
REPURCHASE AGREEMENTS - (33.33%)
    95,105,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $95,109,993
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $97,007,100)................................................      95,105,000
   111,929,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $111,934,907
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $114,167,580)...............................................     111,929,000
                                                                                                        ---------------
                            Total Repurchase Agreements - (identified cost $207,034,000)...............     207,034,000
                                                                                                        ---------------

                        Total Investments - (100.01%) - (identified cost $621,240,249) - (a)...........     621,240,249
                        Liabilities Less Other Assets - (0.01%)........................................         (55,921)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   621,184,328
                                                                                                        ===============

(a) Aggregate cost for Federal Income Tax Purposes is $621,240,249.

(b) The interest rates on floating rate securities, shown as of September 30, 2004, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) The interest rates on variable rate securities represents the current rate as of September 30, 2004.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS FINANCIAL FUND


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (100.07%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (10.27%)
       604,000      Commerce Bancorp, Inc. ............................................................ $    33,340,800
        90,000      Fifth Third Bancorp................................................................       4,429,350
       503,700      Golden West Financial Corp. .......................................................      55,885,515
                                                                                                        ---------------
                                                                                                             93,655,665
                                                                                                        ---------------
   BUSINESS SERVICES - (5.69%)
       883,750      D&B Corp.*.........................................................................      51,876,125
                                                                                                        ---------------
   CONSUMER PRODUCTS - (2.94%)
       570,000      Altria Group, Inc. ................................................................      26,812,800
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (8.24%)
     2,450,000      Tyco International Ltd. ...........................................................      75,117,000
                                                                                                        ---------------
   FINANCIAL SERVICES - (32.53%)
     1,949,000      American Express Co. ..............................................................     100,295,540
     1,238,333      Citigroup Inc. ....................................................................      54,635,252
       395,500      H&R Block, Inc. ...................................................................      19,545,610
       802,560      JPMorgan Chase & Co. ..............................................................      31,885,709
       501,200      Loews Corp. .......................................................................      29,320,200
       556,300      Moody's Corp. .....................................................................      40,748,975
     1,295,000      Providian Financial Corp.*.........................................................      20,124,300
                                                                                                        ---------------
                                                                                                            296,555,586
                                                                                                        ---------------
   INDUSTRIAL - (2.33%)
       459,000      Sealed Air Corp.*..................................................................      21,274,650
                                                                                                        ---------------
   INVESTMENT FIRMS - (4.83%)
       160,244      Julius Baer Holding, Ltd. AG.......................................................      44,003,664
                                                                                                        ---------------
   LIFE INSURANCE - (0.58%)
       208,700      China Life Insurance Co., Ltd., ADR*...............................................       5,326,024
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (5.42%)
       726,796      American International Group, Inc. ................................................      49,414,860
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (16.89%)
           597      Berkshire Hathaway Inc., Class A*..................................................      51,730,050
       968,625      Cincinnati Financial Corp. ........................................................      39,912,193
       337,300      FPIC Insurance Group, Inc.*........................................................       8,741,130
        88,200      Markel Corp.*......................................................................      27,200,880
       311,000      Progressive Corp. (Ohio)...........................................................      26,357,250
                                                                                                        ---------------
                                                                                                            153,941,503
                                                                                                        ---------------
   REINSURANCE - (10.35%)
       225,000      Everest Re Group, Ltd. ............................................................      16,724,250
     1,428,187      Transatlantic Holdings, Inc. ......................................................      77,621,963
                                                                                                        ---------------
                                                                                                             94,346,213
                                                                                                        ---------------

                             Total Common Stock - (identified cost $556,479,487).......................     912,324,090
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS FINANCIAL  FUND - (Continued)


Principal                                        Security                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (0.04%)

$      152,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $152,008
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $155,040)................................................... $       152,000
       179,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $179,009
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $182,580)...................................................         179,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $331,000)..................         331,000
                                                                                                        ---------------


                        Total Investments - (100.11%) - (identified cost $556,810,487) - (a)...........     912,655,090
                        Liabilities Less Other Assets - (0.11%)........................................        (977,824)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   911,677,266
                                                                                                        ===============

*Non-Income Producing Security.

(a)	Aggregate cost for Federal Income Tax purposes is $556,807,933.  At
September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   367,766,762
                        Unrealized depreciation........................................................     (11,919,605)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $   355,847,157
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS APPRECIATION & INCOME FUND


Shares/Principal                                 Security                                                     Value
========================================================================================================================
CONVERTIBLE PREFERRED STOCK - (8.93%)

   AIRLINES - (1.26%)
       161,300      Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. ........... $     3,286,488
                                                                                                        ---------------
   FINANCIAL SERVICES - (1.56%)
        90,000      Household International, Inc., (Convertible into HSBC Holdings PLC), 8.875%,
                        02/15/06, Adjustable Conversion-Rate Equity Security Cum. Conv. Pfd. ..........       4,077,000
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (0.69%)
        80,000      Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ....................       1,814,400
                                                                                                        ---------------
   RENTAL AUTO/EQUIPMENT - (2.55%)
       166,700      United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. ...............................       6,647,162
                                                                                                        ---------------
   UTILITIES - (2.87%)
       169,000      AES Trust III, 6.75%, 10/15/29, Conv. Pfd. ........................................       7,485,010
                                                                                                        ---------------

                             Total Convertible Preferred Stock - (identified cost $19,936,729)               23,310,060
                                                                                                        ---------------
CONVERTIBLE BONDS - (52.56%)

   BUILDING MATERIALS - (2.00%)
 $  10,600,000      Masco Corp., Conv. Sr. Notes, Zero Cpn., 2.919%, 07/20/31 (c)(d)...................       5,220,500
                                                                                                        ---------------
   COMMERCIAL SERVICES - (2.81%)
     3,000,000      Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07...........................       2,842,500
     4,500,000      Quanta Services, Inc., Ser. 144A, Conv. Sub. Deb., 4.50%, 10/01/23 (b).............       4,494,375
                                                                                                        ---------------
                                                                                                              7,336,875
                                                                                                        ---------------
   EDUCATION - (3.02%)
     6,500,000      School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)............       7,889,375
                                                                                                        ---------------
   ELECTRONICS - (6.29%)
     1,800,000      Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08.....................       1,793,250
     8,220,000      International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07...................       8,137,800
     4,430,000      InVision Technologies, Inc., Conv. Sr. Notes, 3.00%, 10/01/23......................       6,484,413
                                                                                                        ---------------
                                                                                                             16,415,463
                                                                                                        ---------------
   ENERGY - (4.93%)
    12,400,000      Lehman Brother Holdings Inc., Ser. 144A, Conv. Notes, (Convertible into
                        Devon Energy Corp.), 0.25%, 08/23/11 (b) (g)...................................      12,877,400
                                                                                                        ---------------
   FINANCIAL SERVICES - (10.21%)
    11,100,000      American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
                        12/01/33 (b)(e)................................................................      11,766,000
     7,160,000      NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06..................................       7,589,600
    14,200,000      Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)                 7,313,000
                                                                                                        ---------------
                                                                                                             26,668,600
                                                                                                        ---------------
   GAMING/LOTTERY - (2.78%)
     3,900,000      GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21..................................       7,263,750
                                                                                                        ---------------
   INDUSTRIAL - (3.46%)
     9,000,000      Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)...................       9,033,750
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)


Principal/Shares                                 Security                                                     Value
========================================================================================================================
CONVERTIBLE BONDS - (Continued)

   MEDIA - (1.95%)
 $   8,800,000      News America Inc., Conv. Notes, Zero Cpn., 3.35%, 02/28/21 (c)(d).................. $     5,093,000
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (3.18%)
     2,500,000      American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                        11/09/31 (c)(d)................................................................       1,678,125
     6,895,000      American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07...............       6,619,200
                                                                                                        ---------------
                                                                                                              8,297,325
                                                                                                        ---------------
   OFFICE SPACE - (1.55%)
     4,000,000      EOP Operating LP, Conv. Sr. Notes, 7.25%, 11/15/08.................................       4,040,000
                                                                                                        ---------------
   PHARMACEUTICAL AND HEALTH CARE - (3.20%)
     8,800,000      Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20......................       5,148,000
     3,000,000      Valeant Pharmaceuticals International, Ser. 144A Conv. Sub. Notes,
                        4.00%, 11/15/13 (b)............................................................       3,201,600
                                                                                                        ---------------
                                                                                                              8,349,600
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (0.69%)
     1,600,000      WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
                        08/05/23 (b)...................................................................       1,806,000
                                                                                                        ---------------
   RETAILING - (2.92%)
     2,800,000      Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                        08/19/17 (c)(d)................................................................       2,660,000
     4,000,000      J. C. Penney Co., Inc., Conv. Sub. Notes, 5.00%, 10/15/08..........................       4,970,000
                                                                                                        ---------------
                                                                                                              7,630,000
                                                                                                        ---------------
   WASTE MANAGEMENT - (3.57%)
     8,260,000      Waste Connections, Inc., Conv. Sub. Notes, 2.19375%, 05/01/22 (f)..................       9,319,758
                                                                                                        ---------------

                             Total Convertible Bonds  - (identified cost $128,013,476).................     137,241,396
                                                                                                        ---------------

CORPORATE BONDS - (1.26%)

   AUTOMOTIVE - (0.70%)
     1,900,000      AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15.........................................       1,824,368
                                                                                                        ---------------
   ENERGY - (0.56%)
     1,300,000      Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12.............................       1,475,885
                                                                                                        ---------------

                             Total Corporate Bonds  - (identified cost $3,403,125).....................       3,300,253
                                                                                                        ---------------
COMMON STOCK - (28.44%)

   APARTMENTS (REITS) - (1.61%)
        70,000      Avalonbay Communities, Inc. .......................................................       4,215,400
   AUTOMOTIVE - (1.42%)                                                                                 ---------------
        47,900      AutoZone, Inc.*....................................................................       3,700,275
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   BUILDING MATERIALS - (1.17%)
        88,700      Masco Corp. ....................................................................... $     3,062,811
                                                                                                        ---------------
   COMMERCIAL SERVICES - (0.71%)
       306,700      Quanta Services, Inc.*.............................................................       1,855,535
                                                                                                        ---------------
   DISCOUNT RETAILER - (1.03%)
        64,900      Costco Wholesale Corp. ............................................................       2,694,972
                                                                                                        ---------------
   DIVERSIFIED FINANCIAL SERVICES - (1.88%)
       111,500      Citigroup Inc. ....................................................................       4,919,380
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (3.00%)
       124,976      Vornado Realty Trust...............................................................       7,833,496
                                                                                                        ---------------
   ENERGY - (0.31%)
        14,500      Occidental Petroleum Corp. ........................................................         810,985
                                                                                                        ---------------
   MALLS (REITS) - (2.92%)
       245,667      General Growth Properties, Inc. ...................................................       7,615,677
                                                                                                        ---------------
   OFFICE /INDUSTRIAL (REITS) - (7.59%)
       163,112      Centerpoint Properties Trust.......................................................       7,108,421
       245,160      SL Green Realty Corp. .............................................................      12,701,740
                                                                                                        ---------------
                                                                                                             19,810,161
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.22%)
       136,800      WCI Communities, Inc.*.............................................................       3,187,440
   SHOPPING CENTERS (REITS) - (2.61%)                                                                   ---------------
       174,200      Developers Diversified Realty Corp. ...............................................       6,819,930
   TECHNOLOGY - (1.54%)                                                                                 ---------------
       103,000      SAP AG-ADR.........................................................................       4,011,850
   WASTE MANAGEMENT - (1.43%)                                                                           ---------------
       118,000      Waste Connections, Inc.*...........................................................       3,738,240
                                                                                                        ---------------

                        Total Common Stock - (identified cost $48,084,841).............................      74,276,152
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS APPRECIATION & INCOME FUND - (Continued)


Principal                                        Security                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (8.13%)

 $   9,753,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $9,753,512
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $9,948,060)................................................. $     9,753,000
    11,478,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $11,478,606
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $11,707,560)................................................      11,478,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $21,231,000)...............      21,231,000
                                                                                                        ---------------

                        Total Investments - (99.32%) - (identified cost $220,669,171) - (a)............     259,358,861
                        Other Assets Less Liabilities - (0.68%)........................................       1,779,039
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   261,137,900
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $220,669,171. At September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    43,362,878
                        Unrealized depreciation........................................................      (4,673,188)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    38,689,690
                                                                                                        ===============

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $43,179,125 or 16.53% of the Fund's net assets, as of September 30, 2004.

(c) As of September 30, 2004 zero coupon bonds represented $21,964,625 or 8.41% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f) The interest rates on floating rate securities, shown as of September 30, 2004, may change daily or less frequently.

(g) Illiquid security. Securities may be considered illiquid if they lack a readily available market or it valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $12,877,400 or 4.93% of the Fund's net assets, as of September 30, 2004.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS REAL ESTATE FUND


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (95.03%)

   APARTMENTS (REITS) - (10.00%)
       228,841      Archstone-Smith Trust.............................................................. $     7,240,529
        89,870      Avalonbay Communities, Inc. .......................................................       5,411,972
       136,000      Camden Property Trust..............................................................       6,283,200
       229,333      Essex Property Trust, Inc. ........................................................      16,477,576
       758,021      United Dominion Realty Trust, Inc. ................................................      15,031,557
                                                                                                        ---------------
                                                                                                             50,444,834
                                                                                                        ---------------
   DIVERSIFIED - (1.68%)
       119,142      Forest City Enterprises, Inc., Class A.............................................       6,564,724
        39,900      St. Joe Co. .......................................................................       1,906,023
                                                                                                        ---------------
                                                                                                              8,470,747
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (6.96%)
       520,673      Duke Realty Corp. .................................................................      17,286,344
       284,562      Vornado Realty Trust...............................................................      17,836,346
                                                                                                        ---------------
                                                                                                             35,122,690
                                                                                                        ---------------
   FINANCIAL SERVICES (REITS) - (3.41%)
       384,300      Gramercy Capital Corp.*............................................................       5,995,080
       272,000      iStar Financial Inc. ..............................................................      11,214,560
                                                                                                        ---------------
                                                                                                             17,209,640
                                                                                                        ---------------
   FORESTRY (REITS) - (2.81%)
       404,698      Plum Creek Timber Co., Inc. .......................................................      14,176,571
                                                                                                        ---------------
   HOTELS & LODGING - (1.33%)
       144,794      Starwood Hotels & Resorts Worldwide, Inc. .........................................       6,721,338
                                                                                                        ---------------
   INDUSTRIAL - (0.97%)
       870,000      Brixton PLC........................................................................       4,896,503
                                                                                                        ---------------
   INDUSTRIAL (REITS) - (14.44%)
       652,648      Catellus Development Corp. ........................................................      17,301,699
       817,254      Centerpoint Properties Trust.......................................................      35,615,929
       566,492      ProLogis...........................................................................      19,963,178
                                                                                                        ---------------
                                                                                                             72,880,806
                                                                                                        ---------------
   MALLS (REITS) - (10.65%)
       547,557      General Growth Properties, Inc. ...................................................      16,974,267
       246,800      Mills Corp. .......................................................................      12,801,516
       209,779      Rouse Co. .........................................................................      14,030,020
       185,253      Simon Property Group, Inc. ........................................................       9,935,119
                                                                                                        ---------------
                                                                                                             53,740,922
                                                                                                        ---------------
   MANUFACTURED HOMES (REITS) - (0.96%)
        330,800     Affordable Residential Communities Inc. ...........................................       4,829,680
                                                                                                        ---------------
   OFFICE SPACE (REITS) - (22.62%)
        289,113     Alexandria Real Estate Equities, Inc. .............................................      19,000,503
        416,900     Arden Realty, Inc. ................................................................      13,582,602
        90,842      Boston Properties, Inc. ...........................................................       5,031,738
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS REAL ESTATE FUND - (Continued)


Shares                                           Security                                                     Value
========================================================================================================================
COMMON STOCK - (Continued)

   OFFICE SPACE (REITS) - (Continued)
       480,400      Brandywine Realty Trust............................................................ $    13,681,792
       460,356      CarrAmerica Realty Corp. ..........................................................      15,053,641
       618,138      Corporate Office Properties Trust..................................................      15,836,696
       128,600      Kilroy Realty Corp. ...............................................................       4,890,658
       130,119      Parkway Properties, Inc. ..........................................................       6,044,028
       406,358      SL Green Realty Corp. .............................................................      21,053,408
                                                                                                        ---------------
                                                                                                            114,175,066
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.87%)
       622,500      WCI Communities, Inc.*.............................................................      14,504,250
                                                                                                        ---------------
   SHOPPING CENTERS - (0.66%)
       223,500      Liberty International PLC..........................................................       3,344,948
                                                                                                        ---------------
   SHOPPING CENTERS (REITS) - (12.58%)
       540,808      Developers Diversified Realty Corp. ...............................................      21,172,633
       240,795      Kimco Realty Corp. ................................................................      12,352,784
       270,400      Pan Pacific Retail Properties, Inc. ...............................................      14,628,640
       329,778      Regency Centers Corp. .............................................................      15,331,379
                                                                                                        ---------------
                                                                                                             63,485,436
                                                                                                        ---------------
   SPECIALTY RETAIL (REITS) - (3.09%)
       498,300      Capital Automotive REIT............................................................      15,584,333
                                                                                                        ---------------

                             Total Common Stock - (identified cost $333,895,100).......................     479,587,764
                                                                                                        ---------------
PREFERRED STOCK - (0.53%)

   APARTMENTS (REITS) - (0.53%)
        43,700      Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ..............................       1,518,575
        32,000      Equity Residential, 8.60%, Series D, Cum. Pfd. ....................................         881,600
        10,000      Equity Residential, 9.125%, Series C, Cum. Pfd. ...................................         273,950
                                                                                                        ---------------

                             Total Preferred Stock - (identified cost $2,204,017)......................       2,674,125
                                                                                                        ---------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2004  (Unaudited)
DAVIS REAL ESTATE FUND - (Continued)


Principal                                        Security                                                     Value
========================================================================================================================
SHORT TERM INVESTMENTS - (4.53%)

$   10,497,000      Goldman, Sachs & Co. Joint Repurchase Agreement, 1.89%,
                        10/01/04, dated 09/30/04, repurchase value of $10,497,551
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $10,706,940)................................................ $    10,497,000
    12,354,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 1.90%,
                        10/01/04, dated 09/30/04, repurchase value of $12,354,652
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $12,601,080)................................................      12,354,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $22,851,000)...............      22,851,000
                                                                                                        ---------------

                        Total Investments - (100.09%) - (identified cost $358,950,117) - (a)...........     505,112,889
                        Liabilities Less Other Assets - (0.09%)........................................        (451,162)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   504,661,727
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $360,741,662. At September 30, 2004 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   145,820,351
                        Unrealized depreciation........................................................      (1,449,124)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $   144,371,227
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2004

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2004